Disclosures About Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Securities held-to-maturity, Carrying/Notional Amount	$ 15,508	$ 14,464
Securities held-to-maturity, Estimated Fair Value (1)	16,317	15,266
Loans, net, Carrying/Notional Amount	1,142,111	1,098,733
Loans, net, Estimated Fair Value (1)	1,166,664	1,107,440
Mortgage loans held-for-sale, Carrying/Notional Amount	15,648	14,775
Mortgage loans held-for-sale, Estimated Fair Value (1)	15,648	14,775
Financial liabilities:
Deposits and securities sold under agreements to repurchase, Carrying/Notional Amount	1,504,506	1,413,461
Deposits and securities sold under agreements to repurchase, Estimated Fair Value (1)	1,506,186	1,415,460
Off-balance sheet instruments:
Commitments to extend credit, Carrying/Notional Amount
Commitments to extend credit, Estimated Fair Value (1)
Standby letters of credit, Carrying/Notional Amount
Standby letters of credit, Estimated Fair Value (1)
Quoted Market Prices in an Active Market (Level 1) [Member]
Financial assets:
Securities held-to-maturity, Estimated Fair Value (1)
Loans, net, Estimated Fair Value (1)
Mortgage loans held-for-sale, Estimated Fair Value (1)
Financial liabilities:
Deposits and securities sold under agreements to repurchase, Estimated Fair Value (1)
Off-balance sheet instruments:
Commitments to extend credit, Estimated Fair Value (1)
Standby letters of credit, Estimated Fair Value (1)
Models with Significant Observable Market Parameters (Level 2) [Member]
Financial assets:
Securities held-to-maturity, Estimated Fair Value (1)	16,317	15,266
Loans, net, Estimated Fair Value (1)
Mortgage loans held-for-sale, Estimated Fair Value (1)
Financial liabilities:
Deposits and securities sold under agreements to repurchase, Estimated Fair Value (1)
Off-balance sheet instruments:
Commitments to extend credit, Estimated Fair Value (1)
Standby letters of credit, Estimated Fair Value (1)
Models with Significant Unobservable Market Parameters (Level 3) [Member]
Financial assets:
Securities held-to-maturity, Estimated Fair Value (1)
Loans, net, Estimated Fair Value (1)	1,166,664	1,107,440
Mortgage loans held-for-sale, Estimated Fair Value (1)	15,648	14,775
Financial liabilities:
Deposits and securities sold under agreements to repurchase, Estimated Fair Value (1)	1,506,186	1,415,460
Off-balance sheet instruments:
Commitments to extend credit, Estimated Fair Value (1)
Standby letters of credit, Estimated Fair Value (1)